UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010


Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:


/s/ Donald E. Morgan, III           New York, NY            February 11, 2011
--------------------------     ----------------------    -----------------------
     [Signature]                    [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:    $786,601
                                          (thousands)


List of Other Included Managers:


Form 13F File Number          Name
--------------------          ----------------------------------------------

1.   028-12821                Brigade Leveraged Capital Structures Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010


COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
--------------                --------------   ---------  --------  --------------------  ------------  -------- -------------------
                                                           VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE   SHARED NONE
--------------                --------------   ---------  --------  ---------  ---  ----  ------------  -------- ------  ------ ----
ALLIANCE HEALTHCARE SRVCS IN  COM NEW          018606202    7,208   1,700,000  SH        Shared-Defined    1    1,700,000
AMYLIN PHARMACEUTICALS INC    NOTE 3.000% 6/1  032346AF5   11,898  13,715,000  SH        Shared-Defined    1   13,715,000
APACHE CORP                   COM              037411105   12,192     102,258  SH        Shared-Defined    1      102,258
ATP OIL & GAS CORP            COM              00208J108    2,176     130,000  SH        Shared-Defined    1      130,000
BECKMAN COULTER INC           COM              075811109   22,569     300,000       Put  Shared-Defined    1      300,000
CARDTRONICS INC               COM              14161H108   11,144     629,600  SH        Shared-Defined    1      629,600
CINEMARK HOLDINGS INC         COM              17243V102    3,448     200,000  SH        Shared-Defined    1      200,000
COLLECTIVE BRANDS INC         COM              19421W100    5,275     250,000  SH        Shared-Defined    1      250,000
COMMSCOPE INC                 NOTE 3.250% 7/0  203372AG2    6,500   5,000,000  SH        Shared-Defined    1    5,000,000
EVERGREEN SOLAR INC           COM              30033R108    6,953   9,000,000  SH        Shared-Defined    1    9,000,000
GLOBAL INDS LTD               DBCV 2.750% 8/0  379336AE0    8,726  11,635,000  SH        Shared-Defined    1   11,635,000
GMX RES INC                   NOTE 4.500% 5/0  38011MAJ7   14,925  20,000,000  SH        Shared-Defined    1   20,000,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9    4,536   4,845,000  SH        Sole                   4,845,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   21,234  22,680,000  SH        Shared-Defined    1   22,680,000
ISHARES TR                    RUSSELL 2000     464287655  133,008   1,700,000       Put  Shared-Defined    1    1,700,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1  48880LAA5   33,164  35,660,000  SH        Shared-Defined    1   35,660,000
KROGER CO                     COM              501044101   10,286     460,000  SH        Shared-Defined    1      460,000
LIBERTY MEDIA CORP            DEB 4.000%11/1   530715AG6    4,001   7,020,000  SH        Sole                   7,020,000
LIBERTY MEDIA CORP            DEB 4.000%11/1   530715AG6   17,519  30,735,000  SH        Shared-Defined    1   30,735,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1   530715AL5      740   1,345,000  SH        Sole                   1,345,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1   530715AL5    9,554  17,370,000  SH        Shared-Defined    1   17,370,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   13,296     200,000  SH        Shared-Defined    1      200,000
LINCOLN NATL CORP IND         COM              534187109    2,086      75,000  SH        Shared-Defined    1       75,000
LIVE NATION ENTERTAINMENT IN  COM              538034109    8,245     721,946  SH        Shared-Defined    1      721,946
LIZ CLAIBORNE INC             COM              539320101   17,554   2,451,700  SH        Shared-Defined    1    2,451,700
M & F WORLDWIDE CORP          COM              552541104    9,379     406,000  SH        Shared-Defined    1      406,000
MTR GAMING GROUP INC          COM              553769100    5,420   2,670,022  SH        Shared-Defined    1    2,670,022
NOVATEL WIRELESS INC          COM NEW          66987M604      573      60,000       Call Shared-Defined    1       60,000
REGAL ENTMT GROUP             CL A             758766109    5,577     475,000  SH        Shared-Defined    1      475,000
SKILLED HEALTHCARE GROUP INC  CL A             83066R107    4,041     450,000  SH        Shared-Defined    1      450,000
SMURFIT-STONE CONTAINER CORP  COM              83272A104   42,420   1,657,044  SH        Shared-Defined    1    1,657,044
SPANSION INC                  COM CL A NEW     84649R200   11,613     561,035  SH        Shared-Defined    1      561,035
SPDR S&P 500 ETF TR           TR UNIT          78462F103  100,600     800,000       Call Sole                     800,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103  188,625   1,500,000       Put  Shared-Defined    1    1,500,000
TITAN INTL INC ILL            COM              88830M102   13,678     700,000  SH        Shared-Defined    1      700,000
TIVO INC                      COM              888706108    1,295     150,000       Call Shared-Defined    1      150,000
UNITED RENTALS INC            COM              911363109    3,413     150,000       Put  Shared-Defined    1      150,000
WARNER CHILCOTT PLC IRELAND   SHS A            G94368100   11,731     520,000  SH        Shared-Defined    1      520,000





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